Deposits	12 Months Ended
Mar. 31, 2017
Banking And Thrift [Abstract]
Deposits

Note 5 - Deposits

	March 31,
	2017			2016
	Weighted			Weighted
	Average			Average
	Rate	Amount	Percent	Rate	Amount	Percent
	(Dollars In Thousands)
Non-interest bearing demand	0.00%	$28,800	3.41%	0.00%	$17,937	2.58%
Interest bearing demand	0.11	52,313	6.19	0.11	54,137	7.79
Savings and club accounts	0.46	205,053	24.27	0.28	151,892	21.87
Certificates of deposit	1.43	558,659	66.13	1.37	470,696	67.76
Total Deposits	1.06%	$844,825	100.00%	1.00%	$694,662	100.00%

Certificates of deposit with balances of $250,000 or more at March 31, 2017 and 2016 totaled approximately $50.5 million and $33.7 million, respectively. The Bank’s deposits are insurable to applicable limits established by the Federal Deposit Insurance Corporation. The maximum deposit insurance amount is $250,000.

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2017	2016
	(In Thousands)
One year or less	$258,188	$197,287
After one to two years	144,474	106,369
After two to three years	90,601	69,037
After three to four years	44,626	54,559
After four to five years	10,618	42,490
Thereafter	10,152	954
	$558,659	$470,696

Note 5 - Deposits (Continued)

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2017	2016	2015
	(In Thousands)
Demand	$57	$60	$72
Savings and club	742	254	236
Certificates of deposits	7,051	6,085	6,399
	$7,850	$6,399	$6,707